UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [  ]; Amendment Number: 0

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas January 29, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total:  $77,777 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***BARCLAYS BK PLC            COMMON            06739H255   2619  67950       SH       SOLE                 67950       0     0
***HERITAGE OIL CORP          COMMON            426928305   633   87500       SH       SOLE                 87500       0     0
***KIRKLAND LAKE GOLD         OTC IS            49740P106   902   106000       SH      SOLE                 106000       0    0
***LAKE SHORE GOLD CORP       OTC IS            510728108   785   200000      SH       SOLE                 200000      0     0
***OSISKO MINING CORPORATION  OTC IS            688278100   2130  265000      SH       SOLE                 265000      0     0
***TRANSATLANTIC PETROLEUM    COMMON            893522201   2223  650000      SH       SOLE                 650000      0     0
ASPENBIO PHARMA INC           OTC IS            045346103   588   338032      SH       SOLE                 338032      0     0
BPZ RESOURCES                 OTC IS            055639108   2850  300000      SH       SOLE                 300000      0     0
CARTER INC.                   OTC IS            146229109   3413  130000      SH       SOLE                 130000      0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   6623  219585      SH       SOLE                 219585      0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   0     493800      SH       SOLE                 493800      0     0
EMERGENCY MED SVCS            COMMON            29100P102   5420  100099      SH       SOLE                 100099       0    0
EXIDE TECHNOLOGIES            OTC IS            302051206   2053  288800      SH       SOLE                 288800      0     0
GCB STEWARD ENTERPRISES       BOND              860370AK1   834   1000000     SH       SOLE                 1000000     0     0
GOODRICH PETE CORP.           BOND              382410AB4   2764  3000000     SH       SOLE                 3000000     0     0
HORNBECK OFFSHORE             BOND              440543AE6   2181  2500000     SH       SOLE                 2500000     0     0
INVERNESS MED TECHNOLOGY      COMMON            46126P106   6197  160000      SH       SOLE                 160000      0     0
LENDER PROCESSING SVCS        COMMON            52602E102   3050  75000       SH       SOLE                 75000      0      0
LIBERTY MEDIA GROUP           COMMON            53071M708   2769  60000       SH       SOLE                 60000      0      0
MILLICOM INTERNATIONAL        OTC IS            L6388F110   3689  50000       SH       SOLE                 50000       0     0
NII HOLDINGS INC              BONDS             62913FAJ1   3299  3596000     SH       SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   3358  100000      SH       SOLE                 100000       0     0
NIKO RESOURCES LTD            OTC IS            653905109   6524  69800       SH       SOLE                 69800       0     0
OSI SYSTEMS INC.              OTC IS            671044105   2752  100884      SH       SOLE                 100884      0     0
OSISKO MINING CORP.           OTC IS            688278100   2130  265000      SH       SOLE                 265000      0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   1880  500000      SH       SOLE                 500000      0     0
PENN OCTANE CORP.             OTC IS            707573101   208   1034717     SH       SOLE                 1034717     0     0
PRICESMART INC.               OTC IS            741511109   1647  80600       SH       SOLE                 80600       0     0
RADNET INC                    OTC IS            750491102   725   355284      SH       SOLE                 574784      0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   776   75241       SH       SOLE                 75241       0     0
SEARCHMEDIA HOLDINGS     .    COMMON            G8005Y106   1462  200000      SH       SOLE                 200000      0     0
SEARCHMEDIA HOLDINGS          COMMON            G8005Y114   451   200300      SH       SOLE                 200300      0     0
SHOE CARNIVAL INC.            OTC IS            824889109   1732  84600       SH       SOLE                 84600       0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   2293  250000      SH       SOLE                 250000      0     0
VAALCO INERGY INC.            OTC IS            91851C201   1670  367062      SH       SOLE                 367062      0     0
VERMILLION INC.               OTC IS            92407M206   1178  42900       SH       SOLE                 42900       0     0
WILLBROS GROUP INC            COMMON            969203108   1687  100000      SH       SOLE                 100000      0     0
    Page Column Totals                                      85495